UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: January 17, 2015 to February 18, 2015

Commission File Number of issuing entity: 333-190246-03

JPMBB Commercial Mortgage Securities Trust 2014-C18

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association

Barclays Bank PLC
Redwood Commercial Mortgage Corporation
Starwood Mortgage Funding II LLC
RAIT Funding, LLC

(Exact name of sponsors as specified in their charters)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3926063

38-3926064

38-7109070

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4A1			X
A‑5			X
A‑SB			X
A‑S			X
B			X
C			X
EC			X
X‑A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On February 18, 2015 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C18.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

Midland Loan Services, A Division of PNC Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2014-C18, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance

Prior Distribution Date:	01/16/2015	$15,337.10
Current Distribution Date:	02/18/2015	$9,803.06

REO Account Beginning and Ending Balance

Prior Distribution Date:	01/16/2015	$0.00
Current Distribution Date:	02/18/2015	$0.00

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2014-C18, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance

Prior Distribution Date:	01/16/2015	$130,902.96
Current Distribution Date:	02/18/2015	$257,873.22

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2014-C18 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from January 17, 2015 to February 18, 2015. The Depositor filed its most recent Form ABS-15G on February 6, 2015. The CIK number for the Depositor is 0001013611. JPMorgan Chase Bank, National Association filed its most recent Form ABS-15G on February 6, 2015.  The CIK number for JPMorgan Chase Bank, National Association is 0000835271. Barclays Bank PLC filed its most recent Form ABS-15G on February 13, 2015.  The CIK number for Barclays Bank PLC is 0000312070. Redwood Commercial Mortgage Corporation filed its most recent Form ABS-15G on February 4, 2015.  The CIK number for Redwood Commercial Mortgage Corporation is 0001567746. Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC, filed its most recent Form ABS-15G on February 13, 2015.  The CIK number for Starwood Mortgage Capital LLC is 0001548405.  RAIT Funding, LLC filed its most recent Form ABS-15G on February 12, 2015.  The CIK number for RAIT Funding, LLC is 0001587045.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities ("RMBS") trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York against Wells Fargo Bank, N.A., alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted. As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank, N.A. alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases alleging similar causes of action have been filed against Wells Fargo Bank, N.A. and other trustees by RMBS investors in these and other transactions. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank, N.A. denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 6. Significant Obligors of Pool Assets.

The Miami International Mall Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on February 28, 2014 pursuant to Rule 424(b)(5) (the “Prospectus Supplement”)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. There are no current updates to the net operating income of the significant obligor at this time.

The Jordan Creek Town Center Mortgage Loan (Loan #2 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on February 28, 2014 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. There are no current updates to the net operating income of the significant obligor at this time.

Item 9. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C18, relating to the February 18, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: March 3, 2015

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C18, relating to the February 18, 2015 distribution.